Inventories (Tables)	9 Months Ended
Sep. 30, 2011
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	September 30, 2011	December 31, 2010
Raw materials and purchased components	$168,075	$158,163
Work in process	70,782	56,345
Finished goods	575,518	475,641
Health care supplies	113,958	118,948
Inventories	$928,333	$809,097